EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the forms of prospectus and statement of additional information dated April 22, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 44 ("Amendment No. 44") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 44 was filed electronically with the Commission (Accession No. 0000950156-98-000318) on April 20, 1998.

                      Eaton Vance Short-Term Treasury Fund


                              EATON VANCE MUTUAL FUNDS TRUST


                              By:  /s/  Alan R. Dynner
                                   ---------------------------
                                        Alan R. Dynner, Esq.
                                        Secretary


Dated:  April 22, 1998